Shareholder Report	10 Months Ended	12 Months Ended	120 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Zacks Trust
Entity Central Index Key		0001760588
Entity Investment Company Type		N-1A
Document Period End Date		Nov. 30, 2024
C000214795
Shareholder Report [Line Items]
Fund Name	Zacks Earnings Consistent Portfolio ETF
Trading Symbol	ZECP
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-813-3507
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Earnings Consistent Portfolio ETF	$49	0.55%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal period from February 1, 2024, to November 30, 2024, the Zacks Earnings Consistent ETF (ZECP) delivered a return of 21.23%, compared to the benchmark Russell 3000 Index, which returned 26.31%. This underperformance was primarily driven by the selection model. The largest contributor to the fund's performance was the financial services sector, which had a portfolio weight of 17.92% and delivered a return of 6.49%. Conversely, the healthcare sector was the largest detractor, with a weight of 17.54% and a sector return of 1.67%. Additionally, the absence of Tesla and Nvidia in the portfolio further weighed on performance.

ZECP is designed to invest in companies expected to exhibit consistent earnings growth over time. Our strategy emphasizes companies with a history of stable and predictable earnings growth across various economic cycles, as such companies often possess competitive advantages.

Given its investment mandate, which focuses on earnings consistency factors, ZECP typically underperforms during bullish or upward-trending markets. However, companies with stable earnings provide significant downside protection during market downturns or periods of heightened volatility. These companies offer resilience and stability, helping cushion the portfolio against substantial losses due to their ability to navigate adverse market conditions effectively.

While recent market conditions have been marked by extended periods of positive performance, such stretches often lead to increased volatility. For this reason, we view ZECP as a valuable core holding in any portfolio. We believe that maintaining a focus on quality companies with stable and predictable earnings will help smooth returns over time and mitigate risk during volatile market periods.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Zacks Earnings Consistent Portfolio ETF - NAV	Russell 3000® Total Return Index
08/23/21	$10,000	$10,000
11/30/21	$10,092	$10,167
11/30/22	$9,759	$9,068
11/30/23	$10,284	$10,212
11/30/24	$13,112	$13,733

Average Annual Return [Table Text Block]

Average Annual Total Returns

	For the period February 1, 2024 to November 30, 2024	1 Year	Since Inception (August 23, 2021)
Zacks Earnings Consistent Portfolio ETF - NAV	21.23%	27.49%	8.64%
Russell 3000® Total Return Index	26.31%	34.49%	10.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Aug. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 203,055,833	$ 203,055,833	$ 203,055,833
Holdings Count | Holding	61	61	61
Advisory Fees Paid, Amount	$ 390,630
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$203,055,833
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$390,630
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.3%
Microsoft Corporation	5.6%
Alphabet, Inc., Class A	4.3%
UnitedHealth Group, Inc.	2.9%
JPMorgan Chase & Company	2.8%
Procter & Gamble Company (The)	2.7%
Caterpillar, Inc.	2.7%
Walmart, Inc.	2.6%
American Express Company	2.6%
Home Depot, Inc. (The)	2.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 1, 2024, ZECP has changed its fiscal year-end from January 31 to November 30 for operational efficiencies.
C000245117
Shareholder Report [Line Items]
Fund Name		Zacks Small/Mid Cap ETF
Trading Symbol		SMIZ
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Zacks Small/Mid Cap ETF for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.
Additional Information Phone Number		1-855-813-3507
Additional Information Website		https://zacksetfs.com/resources.php
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Small/Mid Cap ETF	$60	0.55%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

From December 1, 2023, to November 30, 2024, the Zacks Small/Mid-Cap ETF (SMIZ) achieved a strong return of +39.88%, significantly outperforming the benchmark Russell 2500 Index, which returned +34.10% during the same period. The +5.78% outperformance was primarily driven by the selection effect.

The Technology sector was the top contributor to SMIZ’s performance, delivering a remarkable return of +56.41%. The fund's Technology sector allocation was 14.69%, compared to 8.52% in the Russell 2500 Index. This combination of strategic overweighting and effective stock selection added +5.73% to SMIZ’s active return against the benchmark.

SMIZ focuses on investing in companies expected to benefit from upward earnings estimate revisions. During the fiscal year, our proprietary earnings estimate revision model performed exceptionally well, driving significant outperformance. In a market driven by expanding price-to-earnings (P/E) multiples, companies with upward earnings revisions often outperform as the market rewards projected growth. SMIZ benefited substantially from this dynamic.

The portfolio currently includes approximately 200 companies, evenly split between small-cap and mid-cap stocks. Historically, small- and mid-cap stocks trade at a larger discount compared to large-cap stocks, even though many exhibit comparable profit and free cash flow margins. Over the past decade, small- and mid-cap companies have grown earnings faster on average than large-cap peers, yet their stock price appreciation has lagged.

We believe this valuation disparity, coupled with SMIZ’s targeted investment approach, positions the fund for strong growth in the future. As a result, SMIZ represents a valuable addition to any balanced portfolio.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Zacks Small/Mid Cap ETF - NAV	Russell 3000® Index	Russell 2500® Index
10/02/23	$10,000	$10,000	$10,000
10/31/23	$9,556	$9,751	$9,527
11/30/23	$10,456	$10,660	$10,384
12/31/23	$11,428	$11,226	$11,497
01/31/24	$11,328	$11,350	$11,197
02/29/24	$12,217	$11,965	$11,806
03/31/24	$12,657	$12,351	$12,293
04/30/24	$11,844	$11,807	$11,469
05/31/24	$12,281	$12,365	$11,946
06/30/24	$12,213	$12,748	$11,767
07/31/24	$12,917	$12,985	$12,642
08/31/24	$12,905	$13,267	$12,609
09/30/24	$13,277	$13,542	$12,797
10/31/24	$13,257	$13,442	$12,678
11/30/24	$14,626	$14,337	$13,926

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (October 2, 2023)
Zacks Small/Mid Cap ETF - NAV	39.88%	38.73%
Russell 3000® Index	34.49%	36.36%
Russell 2500® Index	34.10%	32.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Oct. 02, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 97,755,244	$ 97,755,244	$ 97,755,244
Holdings Count | Holding	197	197	197
Advisory Fees Paid, Amount		$ 59,628
InvestmentCompanyPortfolioTurnover		103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$97,755,244
Number of Portfolio Holdings	197
Advisory Fee (net of waivers)	$59,628
Portfolio Turnover	103%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
EMCOR Group, Inc.	1.7%
BellRing Brands, Inc.	1.2%
IonQ, Inc.	1.2%
Sylvamo Corporation	1.1%
Mercury General Corporation	1.1%
ProAssurance Corporation	1.1%
Northern Trust Corporation	1.0%
Datadog, Inc., Class A	1.0%
Insulet Corporation	1.0%
ChoiceOne Financial Services, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.